DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
Description of the Business
PBF Energy Company LLC (“PBF LLC”), a Delaware limited liability company, together with its consolidated subsidiaries, owns and operates oil refineries and related facilities in North America. PBF Energy Inc. (“PBF Energy”) is the sole managing member of, and owner of an equity interest representing approximately 96.7% of the outstanding economic interest in PBF LLC as of December 31, 2017, with the remaining economic interests held by the members of PBF LLC other than PBF Energy. PBF Holding Company LLC (“PBF Holding”) is a wholly-owned subsidiary of PBF LLC. PBF Investments LLC (“PBF Investments”), Toledo Refining Company LLC (“Toledo Refining” or “TRC”), Paulsboro Refining Company LLC (“Paulsboro Refining” or “PRC”), Delaware City Refining Company LLC (“Delaware City Refining” or “DCR”), Chalmette Refining, L.L.C. (“Chalmette Refining”), PBF Western Region LLC (“PBF Western Region”), Torrance Refining Company LLC (“Torrance Refining”) and Torrance Logistics Company LLC are PBF LLC’s principal operating subsidiaries and are all wholly-owned subsidiaries of PBF Holding. In addition, PBF LLC, through Chalmette Refining, holds an 80% interest in and consolidates Collins Pipeline Company and T&M Terminal Company.
PBF LLC also consolidates a publicly traded master limited partnership, PBF Logistics LP (“PBFX”). PBF Logistics GP LLC (“PBF GP”) owns the noneconomic general partner interest and serves as the general partner of PBFX and is wholly-owned by PBF LLC. PBF LLC consolidates the financial results of PBFX and its subsidiaries and records a noncontrolling interest in its consolidated financial statements representing the economic interests of PBFX’s unit holders other than PBF LLC (refer to “Note 17—Noncontrolling Interests” of our Notes to Consolidated Financial Statements). Collectively, PBF LLC and its consolidated subsidiaries, including PBF Holding, PBF GP and PBFX are referred to hereinafter as the “Company” unless the context otherwise requires.

Substantially all of the Company’s operations are in the United States. The Company operates in two reportable business segments: Refining and Logistics. The Company’s oil refineries are all engaged in the refining of crude oil and other feedstocks into petroleum products, and are aggregated into the Refining segment. PBFX is a publicly traded master limited partnership that was formed to operate logistical assets such as crude oil and refined petroleum products terminals, pipelines, and storage facilities. PBFX’s operations are aggregated into the Logistics segment. To generate earnings and cash flows from operations, the Company is primarily dependent upon processing crude oil and selling refined petroleum products at margins sufficient to cover fixed and variable costs and other expenses. Crude oil and refined petroleum products are commodities; and factors largely out of the Company’s control can cause prices to vary over time. The potential margin volatility can have a material effect on the Company’s financial position, earnings and cash flow.

Public Offerings

In connection with certain secondary offerings completed in 2015, 2014 and 2013, investment funds associated with the initial investors in PBF LLC exchanged all of their PBF LLC Series A Units for an equal number of shares of PBF Energy Class A common stock which were subsequently sold to the public and, accordingly, no longer hold any PBF LLC Series A Units. The holders of PBF LLC Series B Units, which include certain current and former executive officers of PBF Energy, had the right to receive a portion of the proceeds of the sale of the PBF Energy Class A common stock by Blackstone and First Reserve. PBF LLC did not receive any proceeds from any of the secondary offerings.

Certain other follow-on equity offerings were made to the public. On October 13, 2015, PBF Energy completed a public offering of an aggregate of 11,500,000 shares of its Class A common stock, including 1,500,000 shares of its Class A common stock that was sold pursuant to the exercise of an over-allotment option, for net proceeds of $344,000, after deducting underwriting discounts and commissions and other offering expenses (the “October 2015 Equity Offering”). Additionally, on December 19, 2016, PBF Energy completed a public offering of an aggregate of 10,000,000 shares of Class A common stock for net proceeds of $274,300, after deducting underwriting discounts and commissions and other estimated offering expenses (the “December 2016”).Net proceeds from the October 2015 Equity Offering and the December 2016 Equity Offering were subsequently used to purchase an equivalent amount of PBF LLC Series C Units.
As a result of the equity offerings described above and certain other transactions such as stock option exercises, as of December 31, 2017, the Company now owns 110,586,762 PBF LLC Series C Units and the Company’s current and former executive officers and directors and certain employees beneficially own 3,767,464 PBF LLC Series A Units, and the holders of our issued and outstanding shares of Class A common stock have 96.7% of the voting power in the Company and the members of PBF LLC other than PBF Energy through their holdings of Class B common stock have the remaining 3.3% of the voting power in the Company.